SHAREHOLDERS' EQUITY (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares reserved for issuance	1,891,356
Maximum term	10 years
Weighted average fair values of restricted shares granted		$ 0.51	$ 0.60
Unrecognized compensation cost related to share-based compensation	$ 67
Unrecognized compensation cost related to share-based compensation, recognition period	1 year 3 months
Incremental compensation costs			$ 12
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Shareholder Bonus Rights Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum percentage of common stock issuable	15.00%
Redemption price of rights	0.03